Investment securities (Tables)	12 Months Ended
Dec. 31, 2015
Available For Sale Securities Text Block
	At December 31, 2015
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$24,861	$335	$-	$25,196	4.31%
After 1 to 5 years	1,149,807	365	1,999	1,148,173	1.03
After 5 to 10 years	9,937	22	-	9,959	1.99
Total U.S. Treasury securities	1,184,605	722	1,999	1,183,328	1.11
Obligations of U.S. Government sponsored entities
After 1 to 5 years	919,819	1,337	4,808	916,348	1.33
After 5 to 10 years	250	1	-	251	5.64
After 10 years	23,000	42	-	23,042	3.22
Total obligations of U.S. Government sponsored entities	943,069	1,380	4,808	939,641	1.38
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	7,227	-	199	7,028	3.94
After 5 to 10 years	5,925	-	2,200	3,725	4.02
After 10 years	18,585	-	6,979	11,606	6.99
Total obligations of Puerto Rico, States and political subdivisions	31,737	-	9,378	22,359	5.74
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	21,446	594	37	22,003	2.81
After 5 to 10 years	44,585	733	-	45,318	2.85
After 10 years	1,518,662	8,137	33,283	1,493,516	1.99
Total collateralized mortgage obligations - federal agencies	1,584,693	9,464	33,320	1,560,837	2.02
Mortgage-backed securities
After 1 to 5 years	22,015	987	8	22,994	4.65
After 5 to 10 years	256,097	4,866	1,197	259,766	2.51
After 10 years	2,039,217	34,839	12,620	2,061,436	2.83
Total mortgage-backed securities	2,317,329	40,692	13,825	2,344,196	2.81
Equity securities (without contractual maturity)	1,350	1,053	5	2,398	7.92
Other
After 1 to 5 years	8,911	-	28	8,883	1.71
After 5 to 10 years	1,311	39	-	1,350	3.62
Total other	10,222	39	28	10,233	1.95
Total investment securities available-for-sale	$6,073,005	$53,350	$63,363	$6,062,992	2.07%

	At December 31, 2014
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$698,003	$2,226	$75	$700,154	1.14%
Total U.S. Treasury securities	698,003	2,226	75	700,154	1.14
Obligations of U.S. Government sponsored entities
Within 1 year	42,140	380	-	42,520	1.61
After 1 to 5 years	1,603,245	1,168	9,936	1,594,477	1.26
After 5 to 10 years	67,373	58	2,271	65,160	1.72
After 10 years	23,000	-	184	22,816	3.18
Total obligations of U.S. Government sponsored entities	1,735,758	1,606	12,391	1,724,973	1.31
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	2,765	17	-	2,782	3.83
After 1 to 5 years	1,024	38	-	1,062	8.40
After 5 to 10 years	22,552	2	2,331	20,223	5.82
After 10 years	48,823	40	11,218	37,645	6.22
Total obligations of Puerto Rico, States and political subdivisions	75,164	97	13,549	61,712	6.04
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	3,687	87	-	3,774	2.66
After 5 to 10 years	25,202	985	-	26,187	2.93
After 10 years	1,905,763	13,109	38,803	1,880,069	2.03
Total collateralized mortgage obligations - federal agencies	1,934,652	14,181	38,803	1,910,030	2.04
Mortgage-backed securities
After 1 to 5 years	27,339	1,597	-	28,936	4.68
After 5 to 10 years	147,182	7,314	1	154,495	3.51
After 10 years	676,567	45,047	683	720,931	3.93
Total mortgage-backed securities	851,088	53,958	684	904,362	3.88
Equity securities (without contractual maturity)	1,351	1,271	-	2,622	5.03
Other
After 1 to 5 years	9,277	10	-	9,287	1.69
After 5 to 10 years	1,957	62	-	2,019	3.63
Total other	11,234	72	-	11,306	2.03
Total investment securities available-for-sale	$5,307,250	$73,411	$65,502	$5,315,159	2.04%

Schedule Of Aggregate Amortized Cost And Fair Value Of Afs By Contractual Maturity [TableTextBlock]
(In thousands)	Amortized cost	Fair value
Within 1 year	$24,861	$25,196
After 1 to 5 years	2,129,225	2,125,429
After 5 to 10 years	318,105	320,369
After 10 years	3,599,464	3,589,600
Total	6,071,655	6,060,594
Equity securities	1,350	2,398
Total investment securities available-for-sale	$6,073,005	$6,062,992

Schedule Of Realized Gains Losses [Table Text Block]
	Years ended December 31,
(In thousands)	2015	2014	2013
Gross realized gains	$226	$4,461	$2,110
Gross realized losses	(85)	(5,331)	-
Net realized gains (losses) on sale of investment securities available-for-sale	$141	$(870)	$2,110

Investments In Debt And Marketable Equity Securities And Certain Trading Assets Disclosure Text Block
	2015		2014

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$2,649,860	$2,633,899	$1,746,807	$1,736,987
FHLB	340,119	338,700	737,149	732,894
Freddie Mac	1,088,691	1,079,956	1,117,865	1,112,485

Held To Maturity Securities Text Block
	At December 31, 2015
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,920	$-	$291	$2,629	5.90%
After 1 to 5 years	13,655	-	5,015	8,640	5.98
After 5 to 10 years	20,020	-	8,020	12,000	6.14
After 10 years	62,222	3,604	8,280	57,546	2.08
Total obligations of Puerto Rico, States and political subdivisions	98,817	3,604	21,606	80,815	3.55
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	86	5	-	91	5.45
Total collateralized mortgage obligations - federal agencies	86	5	-	91	5.45
Other
After 1 to 5 years	2,000	-	17	1,983	1.81
Total other	2,000	-	17	1,983	1.81
Total investment securities held-to-maturity	$100,903	$3,609	$21,623	$82,889	3.52%

	At December 31, 2014
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,740	$-	$8	$2,732	5.84%
After 1 to 5 years	12,830	-	764	12,066	5.95
After 5 to 10 years	21,325	-	6,003	15,322	6.09
After 10 years	64,678	3,342	5,543	62,477	2.22
Total obligations of Puerto Rico, States and political subdivisions	101,573	3,342	12,318	92,597	3.60
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	97	5	-	102	5.45
Total collateralized mortgage obligations - federal agencies	97	5	-	102	5.45
Other
Within 1 year	250	-	-	250	1.33
After 1 to 5 years	1,250	-	-	1,250	1.10
Total other	1,500	-	-	1,500	1.14
Total investment securities held-to-maturity	$103,170	$3,347	$12,318	$94,199	3.57%

Schedule Of Aggregate Amortized Cost And Fair Value Of Htms By Contractual Maturity [Table Text Block]
(In thousands)	Amortized cost	Fair value
Within 1 year	$2,920	$2,629
After 1 to 5 years	15,655	10,623
After 5 to 10 years	20,106	12,091
After 10 years	62,222	57,546
Total investment securities held-to-maturity	$100,903	$82,889

Available For Sale Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2015
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$589,689	$1,999	$-	$-	$589,689	$1,999
Obligations of U.S. Government sponsored entities	390,319	2,128	181,744	2,680	572,063	4,808
Obligations of Puerto Rico, States and political
subdivisions	884	164	19,490	9,214	20,374	9,378
Collateralized mortgage obligations - federal agencies	331,501	4,446	814,195	28,874	1,145,696	33,320
Mortgage-backed securities	1,641,663	12,992	22,362	833	1,664,025	13,825
Equity securities	45	5	-	-	45	5
Other	8,883	28	-	-	8,883	28
Total investment securities available-for-sale in an
unrealized loss position	$2,962,984	$21,762	$1,037,791	$41,601	$4,000,775	$63,363

	At December 31, 2014
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$49,465	$75	$-	$-	$49,465	$75
Obligations of U.S. Government sponsored entities	888,325	6,866	429,835	5,525	1,318,160	12,391
Obligations of Puerto Rico, States and political
subdivisions	14,419	3,031	41,084	10,518	55,503	13,549
Collateralized mortgage obligations - federal agencies	539,658	13,774	733,814	25,029	1,273,472	38,803
Mortgage-backed securities	457	4	25,486	680	25,943	684
Total investment securities available-for-sale in an
unrealized loss position	$1,492,324	$23,750	$1,230,219	$41,752	$2,722,543	$65,502

Held To Maturity Securities Member
Schedule Of Unrealized Loss On Investments Table Text Block
	At December 31, 2015
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$-	$-	$33,334	$21,606	$33,334	$21,606
Other	1,483	17	-	-	1,483	17
Total investment securities held-to-maturity in an unrealized
loss position	$1,483	$17	$33,334	$21,606	$34,817	$21,623

	At December 31, 2014
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$373	$2	$45,969	$12,316	$46,342	$12,318
Total investment securities held-to-maturity in an unrealized
loss position	$373	$2	$45,969	$12,316	$46,342	$12,318